Fair Value Measurements (Details) - Schedule of inputs for the Private Warrants at initial measurement	3 Months Ended	12 Months Ended
	Oct. 13, 2020	Dec. 31, 2020
Schedule of inputs for the Private Warrants at initial measurement [Abstract]
Risk free interest rate	0.41%	0.46%
Expected term (years)	5 years 11 months 1 day	5 years 8 months 15 days
Expected volatility	13.97%	17.20%